LEASE - Total leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LEASE
2020	$ 46,392
2021	26,066
2022	5,270
2023	2,541
2024	1,077
Thereafter	1,504
Total future minimum lease payments	$ 82,851
2019		$ 59,232
2020		35,273
2021		21,221
2022		3,041
2023		838
Thereafter		7,743
Total future minimum lease payments		$ 127,348